Aptus Drawdown Managed Equity ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS - 97.9%
	Basic Materials - 2.6%
20,898	Freeport-McMoRan, Inc.		$933,096
9,086	Linde plc (a)		3,549,627
2,942	Sherwin-Williams Company (a)		813,463
			5,296,186
	Communications - 11.8%
58,301	Alphabet, Inc. - Class C (a)(b)		7,760,446
47,227	Amazon.com, Inc. (a)(b)		6,313,305
23,146	Cisco Systems, Inc.		1,204,518
22,699	Comcast Corporation - Class A		1,027,357
11,687	Meta Platforms, Inc. - Class A (b)		3,723,478
2,539	Netflix, Inc. (b)		1,114,545
13,353	T-Mobile US, Inc. (a)(b)		1,839,643
10,558	Walt Disney Company (a)(b)		938,501
			23,921,793
	Consumer, Cyclical - 9.0%
2,778	Costco Wholesale Corporation		1,557,541
8,115	Home Depot, Inc. (a)		2,709,112
8,667	Marriott International, Inc. - Class A		1,749,087
8,600	McDonald’s Corporation (a)		2,521,520
6,889	NIKE, Inc. - Class B		760,477
19,148	PulteGroup, Inc. (a)		1,615,900
13,993	Tesla, Inc. (a)(b)		3,742,148
18,746	TJX Companies, Inc.		1,622,091
12,757	Walmart, Inc. (a)		2,039,334
			18,317,210
	Consumer, Non-cyclical - 18.2%
17,647	Abbott Laboratories (a)		1,964,641
9,811	AbbVie, Inc. (a)		1,467,529
27,866	Altria Group, Inc. (a)		1,265,674
4,367	Amgen, Inc.		1,022,533
11,649	Bristol-Myers Squibb Company		724,451
2,909	Chemed Corporation		1,515,851
4,289	Elevance Health, Inc. (a)		2,022,821
4,790	Eli Lilly & Company (a)		2,177,295
14,785	Gilead Sciences, Inc.		1,125,730
13,961	Johnson & Johnson (a)		2,338,886
13,707	Merck & Company, Inc. (a)		1,461,852
29,072	Mondelez International, Inc. - Class A		2,155,107
13,065	PayPal Holdings, Inc. (a)(b)		990,588
17,707	PepsiCo, Inc. (a)		3,319,354
35,867	Pfizer, Inc.		1,293,364
18,457	Procter & Gamble Company (a)		2,884,829
12,021	Stryker Corporation		3,406,872
5,160	Thermo Fisher Scientific, Inc. (a)		2,831,086
6,139	UnitedHealth Group, Inc. (a)		3,108,605
			37,077,068
	Energy - 4.3%
11,724	Diamondback Energy, Inc. (a)		1,727,179
38,946	Exxon Mobil Corporation		4,176,569
8,773	Pioneer Natural Resources Company (a)		1,979,803
14,076	Schlumberger, Ltd.		821,194
			8,704,745
	Financial - 13.3%
8,571	American Tower Corporation		1,631,147
56,402	Bank of America Corporation (a)		1,804,864
9,627	Berkshire Hathaway, Inc. - Class B (a)(b)		3,388,319
3,079	BlackRock, Inc. (a)		2,274,919
23,023	Citigroup, Inc.		1,097,276
11,475	Intercontinental Exchange, Inc. (a)		1,317,330
21,877	JPMorgan Chase & Company (a)		3,455,691
10,226	Marsh & McLennan Companies, Inc.		1,926,783
22,045	Morgan Stanley		2,018,440
17,295	Progressive Corporation (a)		2,178,824
14,952	Prologis, Inc. (a)		1,865,262
3,705	Public Storage		1,043,884
12,524	Visa, Inc. - Class A (a)		2,977,331
			26,980,070
	Industrial - 8.4%
4,487	Boeing Company (b)		1,071,720
11,545	Caterpillar, Inc. (a)		3,061,387
74,046	CSX Corporation		2,467,213
3,743	Deere & Company		1,607,993
7,629	FedEx Corporation		2,059,448
10,377	Honeywell International, Inc.		2,014,487
7,402	Lockheed Martin Corporation (a)		3,304,031
8,691	Waste Management, Inc.		1,423,499
			17,009,778
	Technology - 27.8% (c)
8,064	Accenture plc - Class A (a)		2,551,046
2,851	Adobe, Inc. (b)		1,557,131
14,186	Analog Devices, Inc.		2,830,532
78,128	Apple, Inc. (a)		15,348,246
18,412	Applied Materials, Inc.		2,791,075
2,726	Broadcom, Inc. (a)		2,449,720
15,511	Fiserv, Inc. (b)		1,957,643
5,688	Intuit, Inc. (a)		2,910,550
39,234	Microsoft Corporation (a)		13,179,485
12,872	NVIDIA Corporation (a)		6,014,957
5,169	ServiceNow, Inc. (a)(b)		3,013,527
10,589	Texas Instruments, Inc.		1,906,020
			56,509,932
	Utilities - 2.5%
41,163	NextEra Energy, Inc. (a)		3,017,248
29,403	Southern Company		2,127,013
			5,144,261
	TOTAL COMMON STOCKS (Cost $172,544,615)		198,961,043

Contracts		Notional Amount
	PURCHASED OPTIONS (d) - 0.1%
	Put Options - 0.1%
3,700	S&P 500 Index, Expiration: 09/15/2023, Exercise Price: $3,100.00 (e)	$1,697,915,200	314,500
	TOTAL PURCHASED OPTIONS (Cost $1,201,069)		314,500
Shares
	SHORT-TERM INVESTMENTS - 1.2%
2,345,515	First American Treasury Obligations Fund - Class X, 5.20% (f)		2,345,515
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,345,515)		2,345,515

	Total Investments (Cost $176,091,199) - 99.2%		201,621,058
	Other Assets in Excess of Liabilities - 0.8%		1,524,332
	NET ASSETS - 100.0%		$203,145,390

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is held as collateral for the options written. At July 31, 2023, the value of these securities amounts to $123,227,616 or 60.6% of net assets.
(b)	Non-income producing security.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Exchange traded.
(e)	Securities are held in connection with written options, see Schedule of Written Options for more details.
(f)	Rate shown is the annualized seven-day yield as of July 31, 2023.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
July 31, 2023 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		Written Options (a) - (0.1)%
		Call Options - (0.0)% (b)
(110)		Meta Platforms, Inc. - Class A, Expiration: 08/18/2023, Exercise Price: $360.00	$(3,504,600)	$(7,425)
(375)		Microsoft Corporation, Expiration: 08/18/2023, Exercise Price: $370.00	(12,597,000)	(18,375)
(120)		NVIDIA Corporation, Expiration: 08/18/2023, Exercise Price: $575.00	(5,607,480)	(9,540)
(48)		ServiceNow, Inc., Expiration: 08/18/2023, Exercise Price: $625.00	(2,798,400)	(12,120)
(130)		Tesla, Inc., Expiration: 08/18/2023, Exercise Price: $325.00	(3,476,590)	(6,630)
				(54,090)

		Put Options - (0.1)%
(3,700)		S&P 500 Index, Expiration: 09/15/2023, Exercise Price: $2,500.00	(1,697,915,200)	(101,750)
		TOTAL WRITTEN OPTIONS (Premiums Received $451,913)		$(155,840)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.
	(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Aptus Drawdown Managed Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$198,961,043	$-	$-	$198,961,043
Purchased Options	-	314,500	-	314,500
Short-Term Investments	2,345,515	-	-	2,345,515
Total Investments in Securities	$201,306,558	$314,500	$-	$201,621,058

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$155,840	$-	$155,840
Total Written Options	$-	$155,840	$-	$155,840

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.